Supplement dated May 1, 2024, to the

Prospectus dated May 4, 2004, for MONY C Variable Annuity,

Prospectus dated May 14, 2004, for MONY Custom Master,

Prospectus dated May 3, 2004, for MONY L Variable Annuity,

Prospectus dated May 1, 1996, for The ValueMaster,

Prospectus dated May 1, 1992, for The MONYMaster and

Prospectus dated May 1, 2008, for MONY Variable Annuity

variable annuity contracts

issued by MONY Life Insurance Company

MONY Variable Account A

Supplement dated May 1, 2024, to the

Prospectus dated May 14, 2004, for the MONY Custom Equity Master,

Prospectus dated May 1, 2002, for MONY Custom Estate Master,

Prospectus dated May 14, 2004, for MONY Equity Master,

Prospectus for the MONY Strategist,

Prospectus dated January 14, 2002, for the MONY Survivorship VUL,

Prospectus dated May 1, 2003, for the MONY Variable Universal Life, and

Prospectus dated May 1, 2008, for the MONY Variable Universal Life,

Variable universal life policies

Issued by MONY Life Insurance Company

MONY Variable Account L

This Supplement amends certain information in your variable annuity contract (“Contract”) prospectus or your variable universal life policy (“Policy”) prospectus (collectively the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference. You may obtain a current Prospectus by visiting www.protective.com/productprospectus or by calling (800) 487-6669.

Important Notice Regarding the Share Class Combination of Certain EQ Advisors Trustsm Portfolios

The Board of Trustees of the EQ Advisors Trust (the “Trust”) approved the combination of the Class IA shares of the Portfolios listed in the table below with the Portfolio’s Class IB shares (the “Combination”). Each Portfolio’s Class IA and Class IB shares have identical terms and identical expense ratios. The Combination is expected to occur after the close of business on June 21, 2024 (the “Combination Date”).

Portfolio (Class IA to Class IB)
1290 VT Equity Income Portfolio	EQ/Janus Enterprise Portfolio
1290 VT GAMCO Mergers & Acquisitions Portfolio	EQ/JPMorgan Growth Stock Portfolio
1290 VT GAMCO Small Company Value Portfolio	EQ/JPMorgan Value Opportunities Portfolio
1290 VT Socially Responsible Portfolio	EQ/Large Cap Core Managed Volatility Portfolio
EQ/AB Small Cap Growth Portfolio	EQ/Large Cap Growth Index
EQ/Aggressive Allocation Portfolio	EQ/Large Cap Growth Managed Volatility Portfolio
EQ/All Asset Growth Allocation Portfolio	EQ/Large Cap Value Index Portfolio
EQ/Capital Group Research Portfolio	EQ/Large Cap Value Managed Volatility Portfolio
EQ/ClearBridge Large Cap Growth Portfolio	EQ/Loomis Sayles Growth Portfolio
EQ/ClearBridge Select Equity Managed Volatility Portfolio	EQ/MFS International Growth Portfolio
EQ/Conservative Allocation Portfolio	EQ/Mid Cap Index Portfolio
EQ/ Conservative-Plus Allocation Portfolio	EQ/Mid Cap Value Managed Volatility Portfolio
EQ/Core Bond Index Portfolio	EQ/Moderate-Plus Allocation Portfolio
EQ/Franklin Small Cap Value Managed Volatility Portfolio	EQ/PIMCO Ultra Short Bond Portfolio
EQ/Global Equity Managed Volatility Portfolio	EQ/Small Company Index Portfolio

Portfolio (Class IA to Class IB)
EQ/Growth Strategy Portfolio	EQ/Value Equity Portfolio
EQ/International Core Managed Volatility Portfolio	Multimanager Core Bond Portfolio
EQ/International Value Managed Volatility Portfolio	Multimanager Technology Portfolio
EQ/Invesco Global Portfolio

On the Combination Date, after the close of business, any amount you have allocated to the subaccount invested in the Class IA shares at the time of the Combination will become invested in the subaccount that invests in the corresponding Class IB Portfolio, and the Class IA Portfolio will liquidate, cease operations, and will no longer be available for investment. You may continue to allocate or transfer into or out of the impacted Portfolios until the Combination Date. Unless you instruct us otherwise, any allocation instruction you have on file that includes the Class IA Portfolio will be automatically updated with the corresponding Class IB Portfolio after the Combination Date.

Your rights and obligations under the Contract/Policy and your Contract/Policy value will not change as a result of the Combination. The fees and charges under the Contract will not change and there are no tax consequences to you as a result of the Combination.

*               *               *

As of the Combination Date, this Supplement amends your Prospectus by removing all references to the Class IA Portfolios as investment options under the Contract/Policy.

If you have any questions regarding this Supplement or if you wish to receive prospectuses for the Class IB Portfolios, or other Portfolios available under your Contract/Policy, you may contact us by writing or calling Protective Life at P.O. Box 1854, Birmingham, AL 35201-1854 or toll free at (800) 487-6669. You may also obtain Class IB Portfolio and other Portfolio prospectuses online at www.protective.com/productprospectus by selecting your Contract/Policy then “Investment Options.” Please work with your financial representative to determine if your existing allocation instructions should be changed before or after the Combination Date.